Shareholders’ Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders’ Equity
Shareholders’ Equity
Ordinary Shares

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and declared by the shareholders.  As of December 31, 2019, the Company has not declared any dividends.

Effective from June 26, 2018, the board of directors has the authority to allot new ordinary shares or to grant rights to subscribe for or to convert any security into ordinary shares in the Company up to a maximum aggregate nominal amount of $8,400. This authority runs for five years and will expire on June 26, 2023. Effective from June 26, 2018, the board also has the authority to allot ordinary shares for cash or to grant rights to subscribe for or to convert any security into ordinary shares in the Company without first offering them to existing shareholders in proportion to their existing holdings up to an aggregate maximum nominal amount of $0. This authority runs for five years and will expire on June 26, 2023.

As of December 31, 2019, the Company’s issued capital share consisted of 44,983,006 ordinary shares, with a nominal value of $0.000042 per share, (ii) 34,425 deferred shares, with a nominal value of £0.00001 per share, (iii) 88,893,548 B deferred shares, with a nominal value of £0.00099 per share and (iv) 1 C deferred share, with a nominal value of £0.000008. Each issued share has been fully paid.
Initial Public Offering and Impact of Corporate Reorganization
On June 18, 2018, Autolus Therapeutics Limited re-registered as a public limited company and its name was changed from Autolus Therapeutics Limited to Autolus Therapeutics plc (see Note 1).
On June 26, 2018, the Company closed its IPO.  In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares at a public offering price of $17.00 per ADS, which included the full exercise by the underwriters of their option to purchase additional ADSs. Net proceeds were approximately $156.5 million, after deducting underwriting discounts, and commissions and offering expenses paid by the Company of $16.0 million. Upon the closing of the IPO, each separate class of ordinary shares of Autolus Therapeutics plc was converted into a single class of ordinary shares of Autolus Therapeutics plc as described further below.
Prior to the Company’s June 2018 reorganization and IPO, the Company had issued series A preferred shares, ordinary B shares, and ordinary C shares to fund its operations and upon the Company completed its IPO of ADSs, the different classes of shares were converted into a single class of ordinary shares on a 3.185-for-1 basis and created various classes of deferred shares.
The following Deferred shares classes were created:
Deferred Shares - The 34,425 deferred shares, aggregate nominal value less than $1.00, existed in Autolus Limited and were re-created in Autolus Therapeutics plc as part of the share exchange to place Autolus Therapeutics as the ultimate parent entity. The Company was required to replicate the shares to ensure the existing share has the correct nominal value to ensure stamp duty mirroring relief is available on the subsequent share for share exchange. These deferred shares have no voting rights.

Deferred B Shares - The deferred shares were the product of the reorganization of the series A preferred shares and ordinary B shares into ordinary shares. The nominal residual value was utilized by management as the required £50,000 of share capital to re-register Autolus Therapeutics Limited as Autolus Therapeutics plc. The resulting 88,893,548 deferred shares, aggregate nominal value of $118,000, is presented as a separate class of equity on the balance sheet and statement of shareholder’s equity. These deferred B shares have no voting rights.

Deferred C Share - The deferred share, nominal value less than $1.00, was created when the shares in the Company were redenominated from GBP to USD as part of the capital reduction to deal with rounding issues that would otherwise have unbalanced the company’s nominal share capital. This deferred C share has no voting rights.
The shares in the consolidated Balance sheets reflect the number of ordinary shares and deferred shares authorized, issued, and outstanding at December 31, 2019 and 2018, and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis upon completion of the Company's IPO.

	December 31,		September 30,
	2019	2018	2018	2017
Series A preferred shares	—	—	—	24,490,705
Class B ordinary shares	—	—	—	3,375,196
Class C ordinary shares	—	—	—	2,096,840
Ordinary Shares	44,983,006	40,145,617	40,146,182	—
Deferred shares	34,425	34,425	34,425	—
Deferred B shares	88,893,548	88,893,548	88,893,548	—
Deferred C share	1	1	1	—
Total Ordinary and Deferred Shares	133,910,980	129,073,591	129,074,156	29,962,741